Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Increase in cost of revenues	$ 201,445	$ 136,995
Increase in deferred rent	66,132	28,760
Deferred transaction costs	$ 8,000
Number of operating segments | segment	1
Number of reportable segments | segment	1
Prepaid rent	$ 2,957	9,907
Gain (loss) from foreign currency transactions	(2,600)	600
Advertising expenses	5,500	$ 4,900
Revision of Prior Period, Adjustment
Accounting Policies [Line Items]
Increase in cost of revenues	1,900
Increase in deferred rent	$ 1,900
Internal-use software
Accounting Policies [Line Items]
Useful life	2 years
Stock Options
Accounting Policies [Line Items]
Requisite service period	4 years
Contractual term	10 years